Equity Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Value of Warrants

Date	June 9, 2015	Dec 15,2015
Warrants	900,000	4,000,000
Stock price on grant date	$0.02	$0.01
Exercise price	$0.02	$0.01
Expected life	5 year	5 year
Volatility	98%	98%
Risk-free rate	1.74%	1.71%
Calculated value	$13,259	$29,612
Fair value allocation of proceeds	$13,259	$29,612

Date	October 29, 2013	December 11, 2013	March 10, 2014
Warrants	2,500	2,500	833
Stock price on grant date	$30.00	$2.00	$2.00
Exercise price	$50.00	$50.00	$50.00
Expected life	1 year	1 year	1 year
Volatility	147%	64%	65%
Risk-free rate	0.12%	0.11%	0.13%
Calculated value	$10,473	$0	$0
Fair value allocation of proceeds	$7,381	$0	$0

Date	April 4, 2014	April 24, 2014	July 10, 2014	July 29, 2014	June 9, 2015	Dec 15,2015
Warrants	833	10,000	7,000	7,000	900,000	4,000,000
Stock price on grant date	$19.90	$25.20	$3.70	$3.70	$0.02	$0.01
Exercise price	$50.00	$35.00	$15.00	$15.00	$0.02	$0.01
Expected life	1 year	3 year	3 year	3 year	5 year	5 year
Volatility	113%	76%	119%	119%	98%	98%
Risk-free rate	0.12%	0.84%	0.96%	0.98%	1.74%	1.71%
Calculated value	$3,181	$104,416	$12,130	$12,102	$13,259	$29,612
Fair value allocation of proceeds	$2,822	$73,653	$8,637	$8,992	$13,259	$29,612

Schedule of Warrant Activity
	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2016	4,930,666	$0.192
Granted		$ -
Exercised	-	-
Outstanding, December 31, 2016	4,930,666	$0.192

	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2014	5,833	$50.00
Granted	24,833	$24.00
Exercised	-	-
Outstanding, March 31, 2015	30,666	$29.00
Granted	4,900,000	$0.012
Exercised	-	-
Outstanding, March 31, 2016	4,930,666	$0.192

Schedule of Conversions of Common Stock
Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	411,111	$0.04050
April 6, 2015	$10,000	209,644	$0.04770
April 8, 2015	$15,309	453,561	$0.03375
April 8, 2015	$20,001	454,545	$0.04400
April 9, 2015	$14,320	325,455	$0.04400
April 14, 2015	$10,000	236,967	$0.04220
April 16, 2015	$1,918	53,000	$0.03619
April 21, 2015	$10,000	259,740	$0.03850
April 29, 2015	$15,000	389,610	$0.03850
May 4, 2015	$5,083	131,464	$0.03866
May 12, 2015	$28,456	903,380	$0.03150
May 20, 2015	$20,199	947,645	$0.02131
May 20, 015	$17,240	783,636	$0.02200
May 27, 2015	$13,568	701,801	$0.01933
May 29, 2015	$15,000	882,353	$0.01700
June 11, 2015	$9,897	942,609	$0.01050
June 16, 2015	$14,100	1,175,000	$0.01200
June 16, 2015	$13,565	1,130,417	$0.01200
June 22, 2015	$7,415	1,235,833	$0.00600
June 22, 2015	$14,384	2,479,924	$0.00580
June 23, 2015	$7,752	1,292,000	$0.00600
September 16, 2015	$7,974	1,772,033	$0.00450
September 28, 2015	$10,000	1,666,667	$0.00600
September 29, 2015	$10,620	1,770,000	$0.00600
October 7, 2015	$2,250	375,000	$0.00600
October 7, 2015	$8,400	1,400,000	$0.00600
October 19, 2015	$9,720	1,620,000	$0.00600
November 2, 2015	$4,424	1,966,124	$0.00225
November 23, 2015	$10,000	1,666,667	$0.00600
November 30, 2015	$16,844	2,591,323	$0.00650
December 9, 2015	$1,746	775,991	$0.00225
December 17, 2015	$5,332	919,319	$0.00580
December 28, 2015	$1,341	596,200	$0.00225
December 28, 2015	$17,700	2,950,000	$0.00600
December 28, 2015	$14,305	2,384,167	$0.00600
December 28, 2015	$14,963	2,579,916	$0.00580
December 29, 2015	$8,395	1,399,167	$0.00600
December 29, 2015	$7,670	1,278,333	$0.00600
December 30, 2015	$6,651	2,956,248	$0.00225
January 1, 2016	$28,500	4,384,615	$0.00650
January 4, 2016	$19,339	3,223,213	$0.00600
January 5, 2016	$8,107	3,603,227	$0.00225
January 6, 2016	$16,070	2,678,333	$0.00600
January 6, 2016	$16,597	2,861,607	$0.00580
February 16 ,2016	$1,424	4,220,400	$0.00034
February 17, 2016	$12,800	8,443,272	$0.00152
February 23, 2016	$4,640	4,218,182	$0.00110
February 23, 2016	$3,086	4,200,871	$0.00073
February 24, 2016	$1,492	4,419,970	$0.00034
February 25, 2016	$3,000	2,638,987	$0.00114
February 25, 2016	$4,640	4,218,182	$0.00110
March 1, 2016	$1,313	5,834,458	$0.00022
March 2, 2016	$4,600	5,831,643	$0.00079
March 2, 2016	$1,650	2,586,410	$0.00064
March 2, 2016	$9,332	11,650,000	$0.00080
March 7, 2016	$2,799	6,546,292	$0.00043
March 11, 2016	$1,924	4,147,500	$0.00046
March 14, 2016	$2,245	7,125,777	$0.00032
March 15, 2016	$3,329	7,454,098	$0.00045
March 15, 2016	$5,210	11,450,000	$0.00046
March 22, 2016	$2,419	8,957,888	$0.00027
March 22, 2016	$2,367	7,200,486	$0.00033
March 22, 2016	$5,315	11,682,000	$0.00046
March 28, 2016	$1,986	8,958,779	$0.00022
March 31, 2016 Total	$602,376	194,603,040

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2016	$2,197	9,766,311	$0.000225
April 4, 2016	$4,847	17,250,000	$0.000281
April 7, 2016	$1,750	9,722,222	$0.000180
April 14, 2016	$4,158	19,250,000	$0.000216
April 15, 2016	$1,318	9,766,222	$0.000135
April 26, 2016	$1,705	12,629,776	$0.000135
May 4, 2016	$2,067	9,718,025	$0.000213
May 31, 2016	$ 828	4,600,055	$0.000180
June 2, 2016	$9,120	30,000,000	$0.000304
June 2, 2016	$4,401	29,340,333	$0.000150
June 14, 2016	$5,847	29,235,900	$0.000200
June 17,2016	$5,691	28,456,150	$0.000200
June 29, 2016	$6,580	21,270,355	$0.000309
August 23, 2016	$2,567	22,129,741	$0.000116
August 29, 2016	$2,570	22,156,120	$0.000116
September 6, 2016	$2,547	21,952,672	$0.000116
September 20, 2016	$2,443	25,267,655	$0.000097
September 26, 2016	$2,946	25,393,448	$0.000116
September 28, 2016	$2,947	25,403,448	$0.000116
September 30, 2016	$3,949	51,066,724	$0.000077
October 7, 2016	$3,381	58,291,551	$0.000058
October 14, 2016	$3,380	58,275,689	$0.000058
October 21, 2016	$3,385	58,355,689	$0.000058
October 26, 2016	$3,382	58,316,551	$0.000058
October 31, 2016	$5,037	86,837,068	$0.000058
November 7 , 2016	$5,015	86,472,931	$0.000058
November 22, 2016	$5,513	95,060,172	$0.000058
November 29, 2016	$5,515	95,092,931	$0.000058
December 6, 2016	$4,058	69,959,310	$0.000058
December 31, 2016 Total	$109,144	1,091,037,049

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
September 22, 2014	$12,000	5,505	$2.18
October 1, 2014	$12,000	6,487	$1.85
October 8, 2014	$9,000	5,056	$1.78
October 16, 2014	$6,000	4,546	$1.32
October 29, 2014	$15,000	12,500	$1.20
November 3, 2014	$10,000	8,197	$1.22
November 7, 2014	$12,000	11,881	$1.01
November 19, 2014	$18,120	28,312	$0.64
December 8, 2014	$15,000	34,884	$0.43
December 15, 2014	$12,000	42,857	$0.28
December 26, 2014	$17,200	74,783	$0.23
February 11, 2015	$29,900	747,500	$0.04
February 12, 2015	$17,333	373,561	$0.046
February 13, 2015	$17,894	372,800	$0.048
February 15, 2015	$35,730	739,243	$0.048
February 17, 2015	$17,003	366,440	$0.046
February 23, 2015	$20,603	470,900	$0.044
February 23, 2015	$17,003	366,440	$0.046
February 24, 2015	$9,488	204,473	$0.046
February 26, 2015	$42,030	1,050,750	$0.040
February 27, 2015	$26,880	560,000	$0.048
March 2, 2015	$56,402	1,215,551	$0.046
March 9, 2015	$33,900	475,182	$0.071
March 10, 2015	$25,200	700,000	$0.036
March 20, 2015	$10,000	181,818	$0.006
March 31, 2015 Total	$498,686	8,059,666

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	411,111	$0.04050
April 6, 2015	$10,000	209,644	$0.04770
April 8, 2015	$15,309	453,561	$0.03375
April 8, 2015	$20,001	454,545	$0.04400
April 9, 2015	$14,320	325,455	$0.04400
April 14, 2015	$10,000	236,967	$0.04220
April 16, 2015	$1,918	53,000	$0.03619
April 21, 2015	$10,000	259,740	$0.03850
April 29, 2015	$15,000	389,610	$0.03850
May 4, 2015	$5,083	131,464	$0.03866
May 12, 2015	$28,456	903,380	$0.03150
May 20, 2015	$20,199	947,645	$0.02131
May 20, 015	$17,240	783,636	$0.02200
May 27, 2015	$13,568	701,801	$0.01933
May 29, 2015	$15,000	882,353	$0.01700
June 11, 2015	$9,897	942,609	$0.01050
June 16, 2015	$14,100	1,175,000	$0.01200
June 16, 2015	$13,565	1,130,417	$0.01200
June 22, 2015	$7,415	1,235,833	$0.00600
June 22, 2015	$14,384	2,479,924	$0.00580
June 23, 2015	$7,752	1,292,000	$0.00600
September 16, 2015	$7,974	1,772,033	$0.00450
September 28, 2015	$10,000	1,666,667	$0.00600
September 29, 2015	$10,620	1,770,000	$0.00600
October 7, 2015	$2,250	375,000	$0.00600
October 7, 2015	$8,400	1,400,000	$0.00600
October 19, 2015	$9,720	1,620,000	$0.00600
November 2, 2015	$4,424	1,966,124	$0.00225
November 23, 2015	$10,000	1,666,667	$0.00600
November 30, 2015	$16,844	2,591,323	$0.00650
December 9, 2015	$1,746	775,991	$0.00225
December 17, 2015	$5,332	919,319	$0.00580
December 28, 2015	$1,341	596,200	$0.00225
December 28, 2015	$17,700	2,950,000	$0.00600
December 28, 2015	$14,305	2,384,167	$0.00600
December 28, 2015	$14,963	2,579,916	$0.00580
December 29, 2015	$8,395	1,399,167	$0.00600
December 29, 2015	$7,670	1,278,333	$0.00600
December 30, 2015	$6,651	2,956,248	$0.00225
January 1, 2016	$28,500	4,384,615	$0.00650
January 4, 2016	$19,339	3,223,213	$0.00600
January 5, 2016	$8,107	3,603,227	$0.00225
January 6, 2016	$16,070	2,678,333	$0.00600
January 6, 2016	$16,597	2,861,607	$0.00580
February 16 ,2016	$1,424	4,220,400	$0.00034
February 17, 2016	$12,800	8,443,272	$0.00152
February 23, 2016	$4,640	4,218,182	$0.00110
February 23, 2016	$3,086	4,200,871	$0.00073
February 24, 2016	$1,492	4,419,970	$0.00034
February 25, 2016	$3,000	2,638,987	$0.00114
February 25, 2016	$4,640	4,218,182	$0.00110
March 1, 2016	$1,313	5,834,458	$0.00022
March 2, 2016	$4,600	5,831,643	$0.00079
March 2, 2016	$1,650	2,586,410	$0.00064
March 2, 2016	$9,332	11,650,000	$0.00080
March 7, 2016	$2,799	6,546,292	$0.00043
March 11, 2016	$1,924	4,147,500	$0.00046
March 14, 2016	$2,245	7,125,777	$0.00032
March 15, 2016	$3,329	7,454,098	$0.00045
March 15, 2016	$5,210	11,450,000	$0.00046
March 22, 2016	$2,419	8,957,888	$0.00027
March 22, 2016	$2,367	7,200,486	$0.00033
March 22, 2016	$5,315	11,682,000	$0.00046
March 28, 2016	$1,986	8,958,779	$0.00022
March 31, 2016 Total	$602,376	194,603,040

Schedule of Value of Options
Date	April 6, 2015	June 9, 2015	December 15, 2015
Options	2,040,003	1,000,000	860,000
Stock price grant date	$0.08	$0.02	$0.01
Initial Exercise price	$0.08	$0.02	$0.01
Modified Exercise price	$0.01	$0.01	$0.01
Expected life	5.0	5.0	5.0
Volatility	99%	99%	84%
Risk-free rate	1.31%	1.74%	1.70%
Calculated value	$120,778	$14,838	$5,736
Modified value	$151,221	$16,347	$5,736

Date	May 7, 2014	July 23, 2014	October 6, 2014	April 6, 2015	June 9, 2015	December 15, 2015
Options	35,000	7,500	155,000	2,040,003	1,000,000	860,000
Stock price grant date	$12.00	$6.90	$3.58	$0.08	$0.02	$0.01
Initial Exercise price	$12.00	$6.90	$1.91984	$0.08	$0.02	$0.01
Modified Exercise price	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01
Expected life	10.00	10.00	5.0	5.0	5.0	5.0
Volatility	73%	88%	101%	99%	99%	84%
Risk-free rate	2.56%	2.53%	1.04%	1.31%	1.74%	1.70%
Calculated value	$315,772	$45,109	$454,798	$120,778	$14,838	$5,736
Modified value	$7,164	$1,537	$31,408	$151,221	$16,347	$5,736

Schedule of Option Activity
	Number of options	Weighted average exercise price
Outstanding, March 31, 2015	672,533	$0.01
Granted	3,900,003	$0.01
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2016	4,572,536	$0.01

	Number of options	Weighted average exercise price
Outstanding, March 31, 2014	475,033	$0.01
Granted	197,500	$0.01
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	672,533	$0.01
Granted	3,900,003	$0.01
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2016	4,572,536	$0.01